PGIM 60 40 Allocation Fund Annual Fund Operating Expenses - PGIM 60 40 Allocation Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.40%	[1]

[1]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through November 30, 2026, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2026 without the prior approval of the Fund’s Board of Trustees.